Financial Instruments - Fair Values and Risk Management - Summary of Percentage of Revenue and Trade Receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Revenue	€ 38,651	€ 74,107	€ 52,304
Trade receivables	7,966	7,457	8,028
Natuzzi Trading (Shanghai) Co., Ltd [Member]
Disclosure of detailed information about financial instruments [line items]
Revenue	26,523	59,838	48,457
Trade receivables	€ 4,198	€ 5,314	€ 6,953